Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013
France	(543)	2,029	(2,018)
EDAP Inc, U.S.A.	(380)	(1,811)	(2,060)
Other countries	16	(614)	(808)
Total	(907)	(396)	(4,886)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013
Current income tax expense:
France	(712)	(124)	(101)
Other countries	(55)	(10)	(24)
Sub-total current income tax expense	(767)	(133)	(125)
Deferred income tax (expense) benefit:
France	(4)	(4)	(2)
Other countries	11	22	(7)
Sub-total deferred income tax (expense) benefit	7	18	(9)
Total	(759)	(116)	(135)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2015	2014
Net operating loss carry forwards	18,295	22,366
Elimination of intercompany profit in inventory	172	156
Elimination of intercompany profit in fixed assets	199	145
Provisions for retirement indemnities	262	222
Other items	335	283
Total deferred tax assets	19,263	23,172
Capital leases treated as operating leases for tax	-	(3)
Other items	(4)	(4)
Total deferred tax liabilities	(4)	(7)
Net deferred tax assets	19,259	23,165
Valuation allowance for deferred tax assets	(19,212)	(23,125)
Deferred tax assets (liabilities), net of allowance	47	40

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	3.9%	23.5%	1.9%
Effect of net operating loss carry-forwards and valuation allowances	52.4%	(81.3%)	(51.5%)
Non-taxable debt fair value variation	(83.9%)	113.2%	(4.3%)
Non-deductible entertainment expenses	40.7%	42.3%	2.6%
Effect of cancellation of intra-group positions	(78.3%)	(44.2%)	12.7%
French business tax included in income tax (CVAE)	(16.0%)	(31.2%)	(2.0%)
Other	(35.8%)	(84.8%)	(4.5%)
Effective tax rate	(83.7%)	(29.2%)	(2.8%